Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Issuance Cost of Stock Issued for Cash			$ 1,826,718
Issuance Cost	105,168
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred Stock [Member]
Issuance Cost of Stock Issued for Cash	$ 814,604
Preferred stock, par value (in dollars per share)	$ 0.0001	[1]

[1]	Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.